Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,617,804
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 71.73
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 53.4
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	1,008,645
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 62.92
Weighted-Average Remaining Contractual (years)	4 years 10 months 24 days	4 years 7 months 6 days
Aggregate Intrinsic Value	$ 106.0	$ 123.1
PSUs Granted (in shares)	103,558
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 120.7
Performance units issued (in shares)	58,628
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 60.81
Exercised (in shares)	(121,829)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 39.64
Forfeited (in shares)	(36,734)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 111.17
Number of Units Outstanding (in shares), Ending	1,012,268	1,008,645
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 69.33	$ 62.92
Vested or expected to vest, shares (in shares)	1,012,268
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 69.32
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 10 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 106.0
Exercisable, number of units (in shares)	758,984
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 51.52
Exercisable, weighted-average remaining contractual (years)	3 years 8 months 12 days
Exercisable, aggregate intrinsic value	$ 79.5